Other revenues and expenses - Research and Development Expense and Tax Credit Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Receivables from taxes other than income tax	$ 3,056
Research and development costs	33,318	$ 30,022	$ 29,528
Research tax credit	(3,345)	(1,962)	(2,658)
Government and other grants	(3,072)	(1,704)	(1,179)
Development costs capitalized ()	(1,931)	(22)	(386)
Amortization of capitalized development costs	232	0	0
Total research and development expense	25,202	$ 26,334	$ 25,305
Research tax credit	$ (259)